Non-controlling interests material to the Group (Tables)	6 Months Ended
Jun. 30, 2022
Equity1 [Abstract]
Reallocation of net asset value	A reallocation of the net asset value attribution between owners of Oyu Tolgoi has been recorded in the Group Statement of Changes in Equity for the six months ended 30 June 2022 by reducing equity attributable owners of Rio Tinto and increasing equity attributable to non-controlling interests:

	Retained earnings	Non-controlling interests
	US$m	US$m
Change in equity interest held by Rio Tinto
- interest accrued in 2022 (between 1 January and waiver date)	6	(6)
- total accrued interest on funding balances waived on 25 January 2022	(490)	490
	(484)	484

Equity issued to owners of non-controlling interests
- funding balance principal waived on 25 January 2022	(711)	711
- equity issued to owners of non-controlling interests (subsidiaries other than Turquoise Hill)	—	22
	(711)	733